UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 333-102850

Bertolet Capital Trust

(Exact name of registrant as specified in charter)

745 Fifth Avenue, Suite 2400

New York, NY 10151

(Address of principal executive offices)

 (Zip code)

John E. Deysher

745 Fifth Ave., Suite 2400

New York, NY 10151

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 605-7100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Pinnacle Value Fund

ATWOOD OCEANICS

Ticker Symbol:ATW	Cusip Number:050095108
Record Date: 12/16/2016	Meeting Date: 2/15/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
4	approve long term incentive plan	Against	Issuer	For	Against
5	auditor approval	For	Issuer	For	With

CENTRAL EUROPE RUSSIA 7 TURKEY FUND

Ticker Symbol:CEE	Cusip Number:153436100
Record Date: 5/15/2017	Meeting Date: 6/27/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	change fundamental investment policy	Against	Issuer	For	Against

CHRISTOPHER & BANKS

Ticker Symbol:CBK	Cusip Number:171046105
Record Date: 4/19/2017	Meeting Date: 6/14/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	Split	Issuer	For	With/Against
2	executive compensation	For	Issuer	For	With
4	auditor approval	For	Issuer	For	With

COMPUTER TASK GROUP

Ticker Symbol:CTG	Cusip Number:205477102
Record Date: 3/24/2017	Meeting Date: 5/3/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
4	auditor approval	For	Issuer	For	With
5	amend equity award program	Against	Issuer	For	Against

COSTAR TECHNOLOGIES

Ticker Symbol:CSTI	Cusip Number:22161J206
Record Date: 8/17/2016	Meeting Date: 9/28/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With

EMC INSURANCE

Ticker Symbol:EMCI	Cusip Number:268664109
Record Date: 3/28/2017	Meeting Date: 5/25/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	Against	Issuer	For	Against
4	stock incentive plan	Against	Issuer	For	Against
5	non-employee director stock plan	Against	Issuer	For	Against
6	auditor approval	For	Issuer	For	With

ERA GROUP

Ticker Symbol:ERA	Cusip Number:268885G109
Record Date: 4/20/2017	Meeting Date: 6/7/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	amend employee stock purchase plan	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

FIRST ACCEPTANCE

Ticker Symbol:FAC	Cusip Number:318457108
Record Date: 3/22/2017	Meeting Date: 5/9/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	employee stock purchase plan	Against	Issuer	For	Against
3	executive compensation	For	Issuer	For	With
5	auditor approval	For	Issuer	For	With

FORESTAR GROUP

Ticker Symbol:FOR	Cusip Number:346233109
Record Date: 3/10/2017	Meeting Date: 5/9/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
4	tax benefits preservation plan	For	Issuer	For	With
5	auditor approval	For	Issuer	For	With

GETTY REALTY

Ticker Symbol:GTY	Cusip Number:374297109
Record Date: 3/20/2017	Meeting Date: 5/4/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	amend omnibus incentive comp plan	Against	Issuer	For	Against
3	executive comp	For	Issuer	For	With
4	auditor approval	For	Issuer	For	With

GULF ISLAND FABRICATION

Ticker Symbol:GIFI	Cusip Number:402307102
Record Date: 3/10/2017	Meeting Date: 4/26/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	Against	Issuer	For	Against

HALLMARK FINANCIAL

Ticker Symbol:HALL	Cusip Number:40624Q203
Record Date: 3/31/2017	Meeting Date: 5/25/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	Against	Issuer	For	With

INDEPENDENCE HOLDING

Ticker Symbol:IHC	Cusip Number:453440307
Record Date: 9/19/2016	Meeting Date: 11/11/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	stock incentive plan	For	Issuer	For	With

JAPAN SMALL CAP FUND

Ticker Symbol:JOF	Cusip Number:47109U104
Record Date: 9/22/2016	Meeting Date: 11/17/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With

KANSAS CITY LIFE

Ticker Symbol:KCLI	Cusip Number:484836200
Record Date: 3/6/2017	Meeting Date: 4/20/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With

MVC CAPITAL

Ticker Symbol:MVC	Cusip Number:553829102
Record Date: 7/1/2016	Meeting Date: 8/30/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	Against	Issuer	For	Against
2	auditor approval	For	Issuer	For	With

NATIONAL SECURITY GROUP

Ticker Symbol:NSEC	Cusip Number:637546102
Record Date: 3/22/2017	Meeting Date: 5/19/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	For	Issuer	For	With

POWELL INDUSTRIES

Ticker Symbol:POWL	Cusip Number:739128106
Record Date: 1/4/2017	Meeting Date: 2/22/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With

SWK HOLDINGS

Ticker Symbol:SWKH	Cusip Number:78501P203
Record Date: 4/17/2017	Meeting Date: 5/22/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	For	Issuer	For	With

TIDEWATER

Ticker Symbol:TDW	Cusip Number:886423102
Record Date: 5/31/2016	Meeting Date: 7/21/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With
4	executive compensation	Against	Issuer	For	Against

UNIVERSAL STAINLESS

Ticker Symbol:USAP	Cusip Number:913837100
Record Date: 3/23/2017	Meeting Date: 5/3/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	Against	Issuer	For	Against
4	approve equity incentive plan	For	Issuer	For	With
5	auditor approval	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bertolet Capital Trust

By John E. Deysher

* John E. Deysher

President

Date: July 11, 2017

*Print the name and title of each signing officer under his or her signature.